Unaudited Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Products		$ 50	$ 50	$ 41		$ 12
Services	$ 2,224	2,875	5,008	4,859		5,514
Total revenue	2,224	2,925	5,058	4,900		5,526
Cost of revenue:
Cost of sales of products	45	58	66	398		1,047
Cost of services	7,096	1,726	3,490	3,835		4,702
Total cost of revenue	7,141	1,784	3,556	4,233		5,749
Gross (loss) profit	(4,917)	1,141	1,502	667		(223)
Operating expenses:
Research and development expenses	1,189	619	1,680	1,315		2,552
Selling, general and administrative expenses	14,475	4,532	11,091	11,652	[1]	10,004	[1]
Expected credit loss	208	263
Operating loss	20,789	4,273	11,269	12,300		12,779
Finance income	11,924	447	870	344		263
Finance expenses	4,409	950	4,492	750		3,850
Financial income (expenses), net	7,515	(503)	(3,622)	(406)		(3,587)
Loss before tax	13,274	4,776	14,891	12,706		16,366
Income tax (expenses) benefit	(13)	5	3	18		857
Loss for the period	13,287	4,771	14,888	12,688		15,509
Other comprehensive income (loss), net of tax:
Exchange gains arising on translation of foreign operations						3
Other comprehensive income						3
Total comprehensive loss for the year			14,888	12,688		15,506
Loss for the year attributed to:
Non-controlling interests	266	77	130	152		496
The Company’s shareholders	13,021	4,694	14,758	12,536		15,013
Total Loss	13,287	4,771	14,888	12,688		15,509
The Company’s shareholders	13,021	4,694	14,758	12,536		15,010
Total comprehensive loss	$ 13,287	$ 4,771	$ 14,888	$ 12,688		$ 15,506
Basic and diluted loss per share attributable to the Company’s shareholders in USD (in Dollars per share)			$ (1.3)	$ (1.7)	[2]	$ (3.49)	[2]
Weighted average ordinary shares outstanding: (in Shares)			11,355,848	7,352,460	[2]	4,305,555

[1]	Reclassified
[2]	After giving effect to the reverse stock split (see also Note 14B)